Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Annual Rates of Depreciation
2) The assets are depreciated using the straight-line method to allocate their cost over their estimated useful lives. Annual rates of depreciation are as follows:

%
Laboratory equipment	9-15
Computers	25-33
Office furniture and equipment	7